COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

22.COMMITMENTS AND CONTINGENCIES

Commitments

(1)	Operating lease as lessee

The Group leases its clinics and offices under non-cancelable operating lease agreements. These leases expire through 2036 and are renewable upon negotiation. Rental expenses under the operating leases for the years ended March 31, 2016, 2017 and 2018 were $51,719, $67,250 and $74,695, respectively.

Future minimum lease payments under such leases as of March 31, 2018 were as follows:

2019	$75,466
2020	68,424
2021	60,701
2022	52,628
2023	46,853
After 2023	112,752

$416,824

(2)	Future minimum principal payments related to the Company’s short-term and long-term borrowings as of March 31, 2018 are as follows (see Note 12 and Note 13):

2019	$196,450
2020	2,567
2021	34,453
2022	1,864
2023	—
After 2023	—

$235,334

(3)	The Group entered into agreements with certain suppliers of reagent and agreed to purchase a minimum level of reagent in order to enjoy volume discounts.

Future minimum purchases to such suppliers as of March 31, 2018 are as follows:

2019	$7,936
2020	5,944
2021	4,406
2022	1,941
2023	345
After 2023	15

$20,587

Contingent liabilities

The Group is subject to governmental supervision and regulations by the relevant PRC regulatory authorities including the Ministry of Health, the Ministry of Industry and Information Technology of the PRC, and other relevant government authorities. Each of the Group’s medical centers is required to obtain a business license, a medical institution establishment approval, a medical institution practicing license and a radiation-related diagnosis and treatment license. If the Group fails to obtain such licenses or to amend the medical institution practicing licenses for the forgoing medical centers or other competent PRC regulatory authorities consider that the Group is operating the relevant businesses in an illegal manner, the Group may be ordered to shut down the relevant medical centers or cease the relevant services or suffer fines or penalties.

The Group has been named in a number of lawsuits arising in its ordinary course of business. In the case where the management can reasonably estimate the outcome of the lawsuits taking into account of the legal advices, provision would be made for the probable losses. Where the management cannot reasonably estimate the outcome of the lawsuits or believe the probability of loss is remote, no provision is made.